ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of components of accounts payable and accrued liabilities
The components of accounts payable and accrued liabilities at December 31 were as follows:

	2019	2018
Trade payables and accruals	$75,057	$95,701
Inventory commitment reserve	1,430	843
Accrued royalties	11,870	14,348
Accrued payroll and related liabilities	15,093	18,115
Professional services	4,481	6,702
Taxes payable (including sales taxes)	4,904	4,957
Product warranties (note 27(a)(iii))	8,927	7,914
Sales credits	8,814	7,055
Restructuring liability (note 8)	8,655	2,486
Operating lease liabilities (note 19)	5,933	—
Finance lease liabilities (note 19)	379	533
Other	28,013	25,566
	$173,556	$184,220